Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential’s Gibraltar Fund, Inc.
Entity Central Index Key	0000080946
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
PRUDENTIAL'S GIBRALTAR FUND, INC.
Shareholder Report [Line Items]
Fund Name	Prudential's Gibraltar Fund, Inc.
Class Name	Prudential's Gibraltar Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prudential's Gibraltar Fund, Inc. (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www . prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prudential's Gibraltar Fund	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
Positive investor reactions to a slowing pace of inflation and sustained economic growth led to increased capital asset prices over the reporting period, with equities ending the year at near-record levels. The US Federal Reserve lowered the federal funds interest rate at each of its last three meetings, bringing the effective level down from 5.3% at the beginning of the year to 4.3% as of December 31, 2024. Equities responded favorably to the moves, especially in interest-rate-sensitive sectors. The strength of corporate profits overall has been an important contributor to performance amidst the sustained growth of the US economy. Employment has remained at healthy levels throughout the period, although there have been signs of weakening in the past six months. While the rate of inflation declined during the reporting period, this trend has flattened out in recent months.
■
Relative to the Russell 1000 Growth Index (the Index), security selection within the health care (led by health care equipment and supplies) and consumer staples (distribution and retail and personal care products) sectors, along with the Portfolio’s lack of exposure to the energy and materials sector, contributed positively to returns.
■
While the Portfolio had strong absolute performance for 2024, its relative results fell short of the Index for the period. Compared to the Index, the Portfolio’s stock selection within the information technology (especially software), consumer discretionary (led by textiles, apparel, and luxury goods and broadline retail), and industrials (driven by aerospace and defense) sectors detracted from relative performance.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	21.49%	13.81%	15.15%
S&P 500 Index	25.02%	14.53%	13.10%

Net Assets	$ 166,351,870
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 920,915
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?
Fund’s net assets	$ 166,351,870
Number of fund holdings	40
Total advisory fees paid for the year	$ 920,915
Portfolio turnover rate for the year	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	12.8%
Interactive Media & Services	9.7%
Broadline Retail	8.9%
Financial Services	8.8%
Consumer Staples Distribution & Retail	8.5%
Pharmaceuticals	5.8%
Technology Hardware, Storage & Peripherals	5.5%
Automobiles	3.3%
Affiliated Mutual Fund - Short-Term Investment	3.2%
Specialty Retail	2.9%
Health Care Equipment & Supplies	2.6%
Capital Markets	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.2%
Entertainment	1.6%
Biotechnology	1.6%
Ground Transportation	1.6%
Insurance	1.1%
Electrical Equipment	0.8%
IT Services	0.7%
Aerospace & Defense	0.5%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%